Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Non Controlling Interests [abstract]
Summarised Financial Information of Joint Venture	Summarised financial information available at the latest practicable date in respect of the ViiV Healthcare sub-group is as follows:

	2023 £m	2022 £m	2021 £m
Turnover	6,308	5,619	4,637
Profit after taxation	2,034	1,528	1,087
Other comprehensive income/(expense)	(19)	94	(17)
Total comprehensive income	2,015	1,622	1,070

	2023 £m	2022 £m
Non-current assets	2,528	2,716
Current assets	3,330	3,354
Total assets	5,858	6,070

Current liabilities	(3,881)	(3,762)
Non-current liabilities	(8,453)	(8,983)
Total liabilities	(12,334)	(12,745)
Net liabilities	(6,476)	(6,675)

	2023 £m	2022 £m	2021 £m
Net cash inflow from operating activities	2,192	3,442	2,128
Net cash outflow from investing activities	(2)	(174)	(287)
Net cash outflow from financing activities	(2,463)	(2,718)	(1,608)
Increase/(decrease) in cash and bank overdrafts in the year	(273)	550	233

Schedule of Amount Attributable to Joint Venture Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet
The following amounts attributable to the ViiV Healthcare group are included in GSK’s financial statements:

	2023 £m	2022 £m	2021 £m
Share of profit for the year attributable to non-controlling interest	373	415	196
Dividends paid to non-controlling interest	398	480	224
Non-controlling interest in the consolidated balance sheet	(648)	(611)	(570)